Options (Details)	3 Months Ended
	Feb. 28, 2019 $ / shares $ / shares shares	Feb. 28, 2019 $ / shares shares	Feb. 28, 2018 $ / shares $ / shares shares	Feb. 28, 2018 $ / shares shares
Share-based Payment Arrangement [Abstract]
Outstanding, beginning of period | shares	555,651	555,651	582,811	582,811
Forfeiture | shares	(2,000)	(2,000)	0	0
Expired | shares	0	0	(15,828)	(15,828)
Balance at end of period | shares	553,651	553,651	566,984	566,984
Options exercisable, end of year | shares	543,952	543,952	506,278	506,278
Outstanding, beginning of period		$ 37.70		$ 36.90
Forfeiture		14.93		.00
Expired		.00		54.20
Balance at end of period		37.54		36.30
Options exercisable, end of year	$ 38.01	38.01	$ 37.40	37.40
Outstanding, beginning of period		16.69		17.20
Forfeiture	$ 8.19		$ 0.00
Expired	$ 0.00		$ 39.20
Balance at end of period		16.73		16.60
Options exercisable, end of year		$ 16.92		$ 17.20